CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001
Ordinary shares, share authorized		10,000,000,000
Ordinary shares, shares issued	826,943,309	855,301,115
Ordinary shares, shares outstanding	808,448,289	828,869,972
Treasury shares, at cost	11,683,474	18,983,830